Right-of-Use Assets and Lease Liabilities - Schedule of Leases of Buildings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost:
At beginning of year	$ 256,898	$ 253,373
Addition during the year	345,871
Early termination of lease	(257,928)
Exchange realignment	2,179	3,525
At end of year	347,020	256,898
Accumulated depreciation:
At beginning of year	221,213	132,442
Early termination of lease	(222,100)
Depreciation for the year	158,800	85,631
Exchange realignment	1,138	3,140
At end of year	159,051	221,213
Net carrying amount	$ 187,969	$ 35,685